Investment Portfolio	as of March 31, 2019 (Unaudited)

DWS RREEF Global Infrastructure Fund

	Shares	Value ($)
Common Stocks 95.9%
Argentina 0.5%
Corp. America Airports SA* (a) (Cost $15,588,830)	916,990	7,583,507
Australia 2.4%
APA Group (Units)	984,567	6,977,220
Atlas Arteria Ltd. (Units)	5,069,285	25,999,450
AusNet Services	4,989,366	6,285,005
(Cost $35,844,842)		39,261,675
Canada 16.6%
Enbridge, Inc.	2,431,227	88,054,317
Keyera Corp.	738,696	17,417,825
Pembina Pipeline Corp.	1,327,089	48,749,803
TransCanada Corp. (a)	2,584,536	116,080,257
(Cost $252,323,891)		270,302,202
China 2.4%
China Tower Corp. Ltd. "H", 144A*	64,514,000	15,007,885
ENN Energy Holdings Ltd.	2,453,240	23,728,125
(Cost $29,049,288)		38,736,010
Denmark 1.5%
Orsted AS 144A (Cost $20,314,496)	314,275	23,851,740
France 4.4%
Aeroports de Paris	55,790	10,808,387
Eutelsat Communications SA	280,142	4,907,109
Getlink SE	1,101,159	16,705,724
VINCI SA	401,568	39,122,792
(Cost $60,592,493)		71,544,012
Hong Kong 3.0%
COSCO SHIPPING Ports Ltd.	3,712,000	4,016,459
Hong Kong & China Gas Co., Ltd.	18,983,151	45,543,709
(Cost $33,364,926)		49,560,168
Italy 1.5%
Terna Rete Elettrica Nazionale SpA (Cost $22,568,234)	3,860,138	24,506,427
Japan 2.0%
Japan Airport Terminal Co., Ltd.	331,000	14,002,821
Tokyo Gas Co., Ltd.	682,800	18,455,299
(Cost $30,114,272)		32,458,120
Luxembourg 0.6%
SES SA (Cost $11,830,390)	583,800	9,088,870
Mexico 0.0%
Infraestructura Energetica Nova SAB de CV (Cost $457,116)	123,087	494,624
Netherlands 1.2%
Koninklijke Vopak NV (Cost $18,937,762)	406,005	19,446,473
New Zealand 0.9%
Auckland International Airport Ltd. (Cost $11,587,088)	2,554,490	14,139,616
Spain 9.0%
Cellnex Telecom SA 144A*	1,497,757	43,978,821
Ferrovial SA	3,725,301	87,350,086
Red Electrica Corp. SA	739,340	15,754,622
(Cost $115,155,729)		147,083,529
Switzerland 0.5%
Flughafen Zurich AG (Registered) (Cost $7,496,344)	45,710	8,359,490
United Kingdom 7.1%
National Grid PLC	4,248,510	47,098,349
Severn Trent PLC	1,473,583	37,930,038
United Utilities Group PLC	2,858,477	30,338,272
(Cost $120,533,377)		115,366,659
United States 42.3%
Ameren Corp.	497,770	36,610,983
American Tower Corp. (REIT)	544,133	107,226,849
American Water Works Co., Inc.	296,091	30,870,448
Atmos Energy Corp.	161,496	16,622,783
CenterPoint Energy, Inc.	1,056,100	32,422,270
Crown Castle International Corp. (REIT)	830,374	106,287,872
Edison International	504,559	31,242,293
FirstEnergy Corp.	878,670	36,561,459
NiSource, Inc.	2,011,827	57,658,962
ONEOK, Inc.	579,700	40,486,248
PG&E Corp.*	403,857	7,188,655
Sempra Energy	829,289	104,374,313
Williams Companies, Inc.	2,842,478	81,635,968
(Cost $466,617,540)		689,189,103
Total Common Stocks (Cost $1,252,376,618)		1,560,972,225
Master Limited Partnerships 1.0%
United States
Fairway Energy LP 144A* (b)	6,190,000	0
Magellan Midstream Partners LP	277,800	16,843,014
Total Master Limited Partnerships (Cost $81,310,909)		16,843,014
Infrastructure Investment Trusts 1.1%
India
India Grid Trust (Units), 144A	8,113,770	9,601,874
IRB InvIT Fund (Units), 144A	8,580,000	8,182,304
Infrastructure Investment Trusts (Cost $25,877,873)		17,784,178
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (c) (d) (Cost $19,070,815)	19,070,815	19,070,815
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,376,961,082)	99.2	1,614,670,232
Other Assets and Liabilities, Net	0.8	13,507,056
Net Assets	100.0	1,628,177,288

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2019	Value ($) at 3/31/2019
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (c) (d)
165,751,131	—	146,680,316 (e)	—	—	45,832	—	19,070,815	19,070,815
Cash Equivalents 0.0%
DWS Central Cash Management Government Fund, 2.47% (c)
2,948,739	139,473,837	142,422,576	—	—	66,139	—	—	—
168,699,870	139,473,837	289,102,892	—	—	111,971	—	19,070,815	19,070,815

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2019 amounted to $18,194,841, which is 1.1% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
REIT: Real Estate Investment Trust

At March 31, 2019 the DWS Global Infrastructure Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral
Utilities	634,515,596	40%
Energy	428,713,905	27%
Industrials	236,270,636	15%
Real Estate	213,514,721	13%
Communication Services	72,982,685	4%
Financials	9,601,874	1%
Total	1,595,599,417	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$7,583,507	$—	$—	$7,583,507
Australia	—	39,261,675	—	39,261,675
Canada	270,302,202	—	—	270,302,202
China	—	38,736,010	—	38,736,010
Denmark	—	23,851,740	—	23,851,740
France	—	71,544,012	—	71,544,012
Hong Kong	—	49,560,168	—	49,560,168
Italy	—	24,506,427	—	24,506,427
Japan	—	32,458,120	—	32,458,120
Luxembourg	—	9,088,870	—	9,088,870
Mexico	494,624	—	—	494,624
Netherlands	—	19,446,473	—	19,446,473
New Zealand	—	14,139,616	—	14,139,616
Spain	—	147,083,529	—	147,083,529
Switzerland	—	8,359,490	—	8,359,490
United Kingdom	—	115,366,659	—	115,366,659
United States	689,189,103	—	—	689,189,103
Master Limited Partnerships	16,843,014	—	0	16,843,014
Infrastructure Investment Trusts	—	17,784,178	—	17,784,178
Short-Term Investments	19,070,815	—	—	19,070,815
Total	$1,003,483,265	$611,186,967	$0	$1,614,670,232